Income Taxes, Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Number of years open to audit from assessment of return	4 years
Unrecognized benefits related to uncertain tax positions	$ 0	$ 0
Interest and penalties related to uncertain tax positions	0	0
Valuation allowance	16,539	$ 7,878
Tax expense related to tax holiday	400
Deferred payment of payroll taxes	3,500
Deferred payroll taxes payable, current	1,750
Plan [Member]
Valuation Allowance [Abstract]
Reduction of income tax expense due to reversal of valuation allowance	(13,300)
Increase in equity due to reversal of valuation allowance	$ 3,200